Operating Segment And Geographic Information	12 Months Ended
Dec. 31, 2015
Operating Segment And Geographic Information
22.	OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that the business segments that constitute its primary reporting segments are Mobile phone business and Real estate considering the differences in products, which is consistent with the Group’s internal financial reporting structure.

The Group uses gross profit as the performance measure of each operating segment.

The financial information for each operating segment reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by operating segment is as follows:

	2013	2014	2015
Revenues
- Mobile phone business	$119,507	$96,668	$60,194
- Real estate	1,161	2,588	4,415

Total net revenues	120,668	99,256	64,609

Cost of sales
- Mobile phone business	(102,670)	(88,453)	(56,802)
- Real estate	(426)	(962)	(1,096)

Total cost of revenues	(103,096)	(89,415)	(57,898)

Gross profit	$17,572	$9,841	$6,711

The Group’s chief operating decision maker only reviews revenues and cost of revenues for each operating segment. Operating and other income and expenses are not allocated to each segment.

	December 31,
	2014	2015
Assets
- Mobile phone business assets:	$238,210	$73,390
- Cash and cash equivalents	170,960	514
- Restricted cash	4,835	—
- Accounts receivable, net	7,148	21,146
- Accounts receivable due from a relate party	—	821
- Notes receivable, net	429	—
- Amount due from a relate party	—	66
- Inventories, net	10,096	3,108
- Prepaid expenses and other current assets	28,151	31,397
- Property, plant and equipment, net	11,062	8,181
- Acquired intangible assets, net	5,529	8,157
- Real estate assets:	$179,290	$316,578
- Cash and cash equivalents	—	—
- Accounts receivable, net	2,856	718
- Assets held for sale	11,949	11,445
- Property, plant and equipment, net	132,599	197,752
- Land use rights, net	10,247	9,603
- Other non-current assets	21,639	97,060

Total assets	$417,500	$389,968

	2013	2014	2015
Total expenditures for purchase of long-lived assets:
- Mobile phone business	8,882	15,988	5,865
- Real estate	10,544	59,108	147,813

Total capital expenditure	$19,426	$75,096	$153,678

Geographic information

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2013	2014	2015
Revenues from the PRC	$109,563	$81,305	$52,477
Revenues from countries other than the PRC	11,105	17,951	12,132

Total revenues	$120,668	$99,256	$64,609

The company did not have any significant long lived assets outside the PRC.